N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 29, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

Kansas Municipal Fund
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (97.2%)

Education (5.4%)
Hutchinson, KS Community College 5.000% 10/01/25	350,000	$362,401
Hutchinson, KS Community College 5.250% 10/01/30	300,000	308,064
Hutchinson, KS Community College 5.250% 10/01/33	450,000	459,774
KS Dev. Fin. Auth. Sales Tax Rev. K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	209,768
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	524,415
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	700,000	725,956
		2,590,378
General Obligation (27.3%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	250,000	281,170
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	363,685
Dodge, KS School District #443 5.000% 09/01/11	1,000,000	1,030,240
Douglas Cty., KS Sales Tax Ref. 5.000% 08/01/19	1,000,000	1,070,920
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	265,450
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/23	200,000	220,924
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,087,920
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,173,613
Johnson Cty., KS USD #232 (Desoto) 5.250% 09/01/23	500,000	546,905
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	263,258
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	108,973
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	107,379
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	108,192
Junction City, KS Unlimited G.O. 4.500% 09/01/31	250,000	252,423
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,094,930
Manhattan, KS General Obligation 5.000% 11/01/28	130,000	144,178
Montgomery County, KS USD #446 5.000% 09/01/33	250,000	264,350
Newton, KS Unlimited G.O. 4.750% 09/01/29	435,000	465,180
Park City, KS 6.000% 12/01/29	500,000	565,090
Park City, KS General Obligation Ref & Impr. 5.375% 12/01/25	250,000	257,607
Reno Cty., KS USD #308 Hutchinson 4.500% 09/01/23	500,000	532,225
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	211,906
Sedgwick Cty., KS Uni Sch Dist #262 5.000% 09/01/28	500,000	542,540
Seward County, KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	517,230
Shawnee Cty., KS G.O. 5.000% 09/01/16	655,000	760,933
Topeka, KS G.O. 4.000% 08/15/30	250,000	242,540
Wyandotte Cnty., KS General Obligation 5.000% 08/01/27	500,000	543,170
		13,022,931
Health Care (21.7%)
KS St Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	1,024,140
KS St Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	269,970
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/2024	250,000	266,795
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/2029	100,000	109,197
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	259,450
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	523,685
KS Devlop. Fin. Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	506,890
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,379,332
KS Health Facs Hays Medical Center 5.000% 05/15/25	250,000	253,928
KS Health Facs Hays Medical Center 5.000% 05/15/35	1,000,000	975,630
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/26	500,000	512,850
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/36	300,000	290,472
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	250,000	252,710
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/25	235,000	235,103
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/30	500,000	500,220
Olathe, Health Fac Rev (Med Center) 5.000% 09/01/29	500,000	509,325
Olathe, KS (Medl. Ctr.) Hlth. 5.000% 09/01/30	250,000	251,990
Sedgwick Cty., KS Health Care Rev. (Catholic Care Center) 5.000% 08/01/25	1,000,000	1015120
University KS Hosp Auth. (KU Health) 5.000% 09/01/26	100,000	102,603
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,114,619
		10,354,029
Housing (5.6%)
Kansas City, KS Mrtge. Rev. 5.900% 11/01/27	185,000	185,002
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/01/27	2,210,000	2,210,044
Sedgwick & Shawnee Cnty KS Single Family Rev 4.650% 06/01/28	250,000	252,690
		2,647,736
Other Revenue (13.4%)
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 08/01/22	250,000	251,722
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,081,980
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	583,959
KS Devl. Finance Auth. (KS St. Project) Rev. - Prerefunded 5.000% 10/01/17	130,000	135,610
KS Devl. Finance Auth. (KS St. Projects) Rev. - Unrefunded 5.000% 10/1/17	120,000	123,995
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/26	1,335,000	1,422,362
KS St Devl Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	531,655
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/01/25	250,000	270567
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	250,000	278,115
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 06/01/33	250,000	257,782
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/35	250,000	264175
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	138,598
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/01/26	250,000	258,065
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	514,060
Topeka Pub. Bldg. Comm. Lease Rev. Social & Rehab Project 5.000% 06/01/22	255,000	283,476
		6,396,121
Transportation (6.2%)
Kansas Dept. Transportation Highway Rev. 5.000% 03/01/23	250,000	267,870
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/01/26	250,000	270,498
KS Turnpike Auth. Rev. 5.250% 09/01/21	500,000	525605
KS Turnpike Auth. Rev. 5.000% 09/01/24	330,000	340,669
KS Turnpike Auth. Rev. 5.000% 09/01/25	750,000	772,575
Overland Park, KS Trans. Devl. Dist., Sales Tax Rev. Oak Park Mall 5.200% 04/01/20	500,000	513,845
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	262,052
		2,953,114
Utilities (17.6%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	1,008,870
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	500,000	499,105
*KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 05/01/11	250,000	250,003
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/01/22	1,000,000	1,049,440
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,038,040
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/01/28	250,000	260,825
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	750,000	798,892
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	762,307
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/01/18	1,465,000	1,578,684
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/01/28	500,000	513,730
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	100,000	110,797
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/29	500,000	551,640
		8,422,333

TOTAL MUNICIPAL BONDS (COST: $44,761,622)		$46,386,642

SHORT-TERM SECURITIES (4.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (COST: $2,271,714)	2,271,714	$2,271,714

TOTAL INVESTMENTS IN SECURITIES (COST: $47,033,336) (101.9%)		$48,658,356
OTHER ASSETS LESS LIABILITIES (-1.9%)		(912,354)

NET ASSETS (100.0%)		$47,746,002

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of October 29, 2010, the Fund had two when-issued purchases:
1,000,000 of KS Health Facs Hays Medical Center 5.000% 05/15/35
250,000 of KS Health Facs Hays Medical Center 5.000% 05/15/25

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (96.9%)

Education (2.3%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	235,000	$246,212
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	255,000	264,455
		510,667
General Obligation (62.8%)
Butler Cnty., KS USD #402 5.250% 09/01/21	560,000	631,585
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	576,615
Cowley Cnty., KS USD #470 4.750% 09/01/23	100,000	109,045
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	140,000	157,455
Crawford Cnty., KS School Distist 5.000% 09/01/20	300,000	346,167
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	238,420
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	280,838
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	413,715
Douglas County, KS USD #491 Eudora 4.000% 09/01/22	250,000	254,428
Ford Cnty., KS Sales Tax - Ser A 4.500% 09/01/24	500,000	533,970
Franklin County, KS USD# 290 4.000% 09/01/16	100,000	106,134
Harvey Cty., KS USD #373 (Newton) 4.000% 09/01/18	250,000	270,125
Johnson Cty., KS USD #232 (Desoto) 5.000% 09/01/15	100,000	117,177
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	166,604
Junction City, KS Unlimited GO 4.100% 09/01/20	500,000	544,865
Junction City., KS Unlimited GO 4.500% 09/01/23	100,000	106,493
Junction City, KS Unlimited GO 3.000% 09/01/16	315,000	327,647
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.25% 03/01/24	200,000	225,366
Leavenworth Cnty., KS USD #453 4.750% 09/01/25	300,000	324,087
Leavenworth Cnty., KS USD #458 4.500% 09/01/28	250,000	259,400
Leoti, KS USD #467 5.000% 10/01/18	100,000	116,687
Miami Cnty KS USD #416 Louisberg Schools 4.000% 09/01/13	50,000	53,303
Miami County USD#416 Louisburg 5.000% 09/01/20	275,000	303,353
Montgomery County, KS USM #445 5.000% 04/01/21	100,000	104,582
Montgomery County, KS USD #446 4.000% 09/01/19	150,000	160,953
Neosho County, KS USD #413 5.000% 09/01/20	345,000	370,616
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	114,081
Olathe, Kansas General Obligation 10/01/19 4.000%	100,000	108,037
Park City, KS 5.100% 12/01/20	200,000	228,638
Park City, KS 5.500% 12/01/24	100,000	114,554
Puerto Rico Commonwealth Pub. Impvt. 5.500% 07/01/19	100,000	113,922
Puerto Rico Commonwealth Pub. Impvt. 5.250% 07/01/20	140,000	156,563
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	544,430
Pueto Rico Common Wealth Public Improvement 5.500% 07/01/18	300,000	347,154
Puerto Rico Commonwealth Public Impt. 5.500% 07/01/20	450,000	487,355
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 09/01/15	190,000	197,991
Sedgwick Cnty KS, USD #262 5.000% 09/01/24	250,000	275,433
Sedgwick Cty., KS UNI School Dist. #262 5.000% 09/01/18	100,000	118,870
Sedgwick Cty., KS USD #265 (Goddard) 4.250% 10/01/20	750,000	801,172
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/01/26	250,000	268,885
Sedgwick Cnty USD# 266 Maize 5.250% 09/01/19	290,000	343,537
Sedgwick Cty., KS USD #266 Maize School 5.250% 09/01/20	360,000	415,393
Seward County, KS Unlimited GO Hospital Ref & Impvt 3.250% 08/01/18	250,000	265,152
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 09/01/14	485,000	503,197
Wichita, KS GO 4.500% 09/01/22	150,000	162,414
Wichita, KS GO 4.750% 09/01/27	180,000	192,866
Wyandotte Cnty/Kansas Unified Gvt Unltd GO 5.000% 08/01/19	150,000	165,606
Wyandotte Cnty, KS. GO 5.00% 08/01/25	250,000	275,687
Wyandotte County KS USD # 202 5.250% 09/01/18	100,000	115,334
Wyandotte Cnty KS USD #203 4.250% 09/01/26	125,000	128,985
Wyandotte Cnty., KS USD #500 G.O. 5.250% 09/01/13	250,000	281,317
		13,826,203
Health Care (5.1%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	624,090
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	500,000	505,420
		1,129,510
Housing (4.2%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 01/01/24	255,000	255,110
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/01/12	260,000	260,000
Sedgwick & Shawnee Cnty KS Single Family Rev 3.700% 06/01/19	100,000	100,929
Sedgwick & Shawnee Cnty KS Single Family Rev 3.700% 12/01/19	190,000	191,060
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/01/14	125,000	125,210
		932,309
Other Revenue (12.2%)
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	348,238
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	369,799
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	102,670
KS Devl Fin. Auth. Kansas Projects 5.250% 10/01/22	100,000	107,485
KS Devl. Finance Auth. (KS St. Project) Rev. - Prerefunded 5.000% 10/01/17	135,000	140,825
KS Devl. Finance Auth. (KS St. Projects) Rev. - Unrefunded 5.000% 10/01/17	115,000	118,828
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 05/01/2019	250,000	268,173
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	100,000	111,246
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	138,598
Neosho County, KS Sales Tax Rev 4.000% 10/01/23	500,000	515,435
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/01/14	400,000	457,264
		2,678,561
Prerefunded (3.8%)
*Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 09/01/16	770,000	827,303

Transportation (1.3%)
KS Turnpike Auth. Rev. 5.000% 09/01/24	200,000	206,466
KS Turnpike Auth. Rev. 5.000% 09/01/25	75,000	77,258
		283,724
Utilities (5.2%)
Puerto Rico Electric Power Auth 5.000% 07/01/16	155,000	176,057
Puerto Rico Electric Rev. 5.250% 07/01/25	250,000	271,823
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	151,989
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	200,000	221,594
Wyandotte County Utility Rev. 5.000% 09/01/27	100,000	105,867
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/24	200,000	216,798
		1,144,128

TOTAL MUNICIPAL BONDS (COST: $20,582,504)		$21,332,405

SHORT-TERM SECURITIES (4.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (COST: $978,095)	978,095	$978,095

TOTAL INVESTMENTS IN SECURITIES (COST: $21,560,599) (101.3%)		$22,310,500
OTHER ASSETS LESS LIABILITIES (-1.3%)		(285,767)

NET ASSETS (100.0%)		$22,024,733

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (98.4%)

Education (21.5%)
Douglas Cnty NE Sch Dist #17 Millard 4.625% 06/15/25	250,000	$269,138
NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30	200,000	196,148
Metropolitan Community College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,031,620
NE Educ Finance Auth (Wesleyan Univ) Rev 5.500% 04/01/27	1,000,000	1,010,280
Polk Cty School Dist #15 4.000% 12/15/31	400,000	384,704
University of NE Fac Corp. Deferred Maintenance 5.000% 07/15/20	500,000	564,840
Univ of NE Kearney Student Facs Rev 4.750% 07/01/25	450,000	482,459
University NE, University Revs Kearney Student Fees & Facs 5.000% 07/01/35	600,000	625,560
Univ. of NE Board of Regents Student Facs 5.000% 05/15/32	250,000	264,145
Univ of NE Board of Regents (Health & Rec Proj) 5.000% 05/15/33	600,000	637,824
University NE University Rev Lincoln Student Fee 4.000% 07/01/24	250,000	260,083
University of NE Omaha Student Housing Project 4.500% 05/15/30	250,000	259,560
University of NE Omaha Student Housing Project 5.000% 05/15/35	275,000	292,331
Univ of NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	256,008
University of NE University Rev Lincoln Student Facs 5.000% 07/01/28	250,000	260,515
Univ of Puerto Rico 5.000% 06/01/17	650,000	689,111
		7,484,326
General Obligation (30.9%)
*Dodge Cty, NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,006,670
Douglas Cty, NE G.O. 4.750% 12/01/25	250,000	250,122
Douglas Cty, NE SID #397 (Linden Estates II) 5.600% 04/01/23	500,000	500,675
Douglas Cty, NE SD #010 (Elkhorn Public Schools) G.O. 4.500% 12/15/23	250,000	253,057
Douglas Cty, NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	508,685
Douglas Cty, NE School Dist #59 4.550% 12/15/32	635,000	640,150
Douglas Cty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	250,660
Hall Cty, NE School Dist #2 Grand Island 5.000% 12/15/23	500,000	550,360
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	252,707
Lancaster Cty, NE School Dist #1 (Lincoln Public Schools) 5.250% 01/15/21	500,000	503,365
Lancaster Cty, NE School Dist #1 (Lincoln Public Schools) G.O. 5.250% 01/15/22	500,000	522,415
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	406,644
Lincoln-Lancaster County Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	101,267
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,647,912
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	263,992
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	525,320
Omaha, NE Unlimited G.O. 5.000% 10/15/25	250,000	283,630
Papillion, NE G.O. 4.350% 12/15/27	250,000	252,140
Sarpy Count School Dist #27 Papillion-LA Vista G.O. 5.000% 12/01/28	250,000	270,587
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	544,430
Saunders Cty, NE G.O. 5.000% 11/1/30	250,000	250,027
Saunders Cty, NE G.O. 4.250% 12/15/21	515,000	520,912
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	445,790
		10,751,517
Health Care (10.6%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.300% 12/15/18	250,000	250,197
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp) 5.250% 12/15/33	250,000	244,575
Douglas Cty, NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	248,532
Douglas Cty, NE Hosp Auth #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	278,697
Douglas Cty, NE (Catholic Health Corp) Rev 5.375% 11/15/15	160,000	160,042
Douglas Cty, NE Hosp Methodist Health 5.500% 11/01/38	500,000	497,165
Douglas Cty, NE Hosp Methodist Health 5.500% 11/01/38	250,000	256,835
*Lancaster Cty, NE Hosp Auth #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	1,005,430
NE Invmt Finance Auth (Great Plains Regional Medical Center) Rev 5.450% 11/15/22	750,000	764,265
		3,705,738
Housing (2.6%)
Douglas Cty NE, Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	256,060
NE Invmt Finance Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,008
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	508,465
		899,533
Other Revenue (5.2%)
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	511,545
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,028,880
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	250,000	259,210
		1,799,635
Transportation (0.7%)
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	262,053

Utilities (26.9%)
Cornhusker Public Power Dist Electric Rev 4.650% 07/01/29	250,000	256,055
Cornhusker Public Power 4.100% 7/1/30	250,000	252,385
Dawson Cty Public Power Electric Sys Rev 4.750% 12/01/32	250,000	254,792
Fremont, NE Combined Utilities Rev 5.000% 10/15/21	500,000	509,145
*Lincoln, NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,048,320
Lincoln, NE San Swr Rev 4.500% 06/15/29	250,000	258,230
Lincoln, NE Water Rev 5.000% 08/15/22	575,000	593,946
Lincoln, NE Water Rev 4.000% 08/15/25	250,000	263,185
Lincoln, NE Water Rev 4.500% 08/15/34	250,000	259,145
Municipal Energy Agy of NE Power Supply Rev 5.125% 04/01/24	195,000	216,103
Nebraska Pub Power Dist Rev 4.000% 01/01/31	250,000	239,930
Omaha, NE Metropolitan Utility Water Dist Rev 4.375% 12/01/26	400,000	415,316
Omaha Public Power Electric Rev 5.250% 02/01/23	250,000	279,580
Omaha, NE Public Power Electric Rev 5.000% 02/01/34	1,000,000	1,026,790
Omaha, NE Public Power Dist Elec Syst Rev 6.200% 02/01/17	650,000	751,472
Omaha, NE Public Power Dist (Electric Rev) 4.750% 02/01/25	250,000	267,343
Omaha, NE Public Power Dist (Electric Rev) 4.300% 02/01/31	100,000	100,128
NE Public Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	264,700
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	513,080
Public Power Generation Agy Whelan Energy Center 5.000% 01/01/27	250,000	264,890
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	271,823
Southern Public Power Dist 5.000% 12/15/23	250,000	273,308
Washington Cnty NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	777,368
		9,357,034

TOTAL MUNICIPAL BONDS (COST: $33,369,783)		$34,259,836

SHORT-TERM SECURITIES (0.9%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (COST: $320,276)	320,276	$320,276

TOTAL INVESTMENTS IN SECURITIES (COST: $33,690,059) (99.3%)		$34,580,112
OTHER ASSETS LESS LIABILITIES (0.7%)		240,373

NET ASSETS (100.0%)		$34,820,485

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of October 29, 2010, the Fund had one when-issued purchase:
200,000 of NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30

Oklahoma Municipal Fund
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (94.1%)

Education (34.7%)
Claremore, OK Student Hsg Rev (Rogers University) 5.750% 09/01/34	500,000	$466,135
Edmond Economic Dev Auth, OK Student Housing Rev 5.375% 12/01/19	200,000	200,140
Edmond Economic Dev Auth, OK Student Housing Rev 5.500% 12/01/28	865,000	810,038
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/2020	585,000	616,087
OK Board of Regents for OK ST Univ Rev 4.375% 08/01/35	200,000	199,232
OKC Community College Student Fac Rev 4.375% 7/1/30	750,000	742,268
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.100% 03/01/16	140,000	140,064
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.150% 03/01/21	100,000	100,032
OK Board of Regents (Univ of Central OK) 5.600% 08/01/20	150,000	153,079
OK Board of Regents (Univ of Central OK) 5.700% 08/01/25	390,000	397,987
Ok Devl. Finance Auth Lease Rev Master St Higher Ed 4.400% 12/1/29	250,000	256,072
OK Devl. Finance Auth (OK State Syst Higher Ed) 4.900% 12/01/22	200,000	207,104
OK Devl. Finance Auth OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	263,790
OK Devl. Finance Auth (Seminole State College) 5.125% 12/01/27	150,000	155,775
OK Devl. Finance Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	260,105
OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/22	500,000	534,475
OK Capital Impvt Auth (Higher Ed. Project) 5.000% 07/01/24	250,000	264,835
*OK Capital Impvt Auth (Higher Ed. Project) Rev 5.000% 07/01/30	1,000,000	1,042,880
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	135,589
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	202,341
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	221,115
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.550% 11/01/21	250,000	236,210
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.650% 11/01/31	375,000	332,482
Rural Enterprises, OK Inc USAOF Student Housing 5.550% 11/01/21	250,000	237,927
Rural Enterprises, OK Inc USAOF Student Housing 5.650% 11/01/31	250,000	231,483
Texas Cty., OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	214,948
University of OK Board of Regents (Research Fac) Rev 4.800% 03/01/28	670,000	687,896
University of OK Board of Regents (Multi Facs) Rev 4.750% 06/01/29	250,000	256,733
OK Board of Regents (Univ of OK) 4.125% 07/01/26	250,000	257,527
Board of Regents (OK Univ Science Center) 5.000% 7/1/2036	1,000,000	1,053,950
University of OK Board of Regents Student Hsg Rev 5.000% 11/01/27	1,000,000	1,019,270
University of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	269,605
Univ of Puerto Rico 5.000% 06/01/17	650,000	689,111
		12,856,285
General Obligation (2.3%)
Oklahoma City, OK 4.250% 03/01/22	110,000	115,307
Tulsa, OK General Obligation 4.500% 03/01/23	700,000	739,242
		854,549
Health Care (4.0%)
Norman, OK (Regl Hospital) Auth 5.250% 09/01/16	180,000	183,796
OK Devl Finance Auth (St John Health Syst) Rev Ref - Unrefunded 5.750% 02/15/25	125,000	125,184
OK Devl Finance Auth (St John Health Syst) Rev Ref - Unrefunded 6.000% 02/15/29	100,000	100,115
OK Devl Finance Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,010
OK Devl Finance Auth (St Ann's Retirement Village) Rev 5.000% 12/01/28	500,000	500,045
Rural Enterprises, OK Inc OK Govt Fin (Cleveland Cty Hlth) 5.000% 11/01/21	250,000	256,267
Tulsa County Ind Auth Health Fac 4.600% 02/01/35	250,000	254,510
		1,469,927
Housing (4.4%)
OK Housing Finance Agency Single Family Homeownership 5.250% 09/01/21	50,000	50,087
OK Housing Finance Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,024
*Oklahoma Housing Finance 5.050% 09/01/23	685,000	692,090
Oklahoma Housing Finance 5.150% 09/01/29	345,000	346,946
Oklahoma Housing Finance 5.200% 09/01/32	350,000	351,060
Oklahoma Housing Fin Agy Single Family Mtg Rev 5.100% 03/01/17	85,000	88,040
Oklahoma Housing Fin Agy Single Family Mtg Rev. 5.100% 09/01/17	85,000	88,068
		1,626,315
Other Revenue (17.1%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	278,047
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	251,590
Durant, OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	270,370
Garfield Cty., Criminal Justice Auth (Enid OK) Rev 4.500% 04/01/18	250,000	251,990
Oklahoma City, OK Public Auth (OKC Fairgrounds Fac) 5.500% 10/01/19	250,000	281,088
OK Devl Finance Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	281,294
OK Devl. Finance Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	123,019
OK Devl Finance Auth OK Dept. of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	258,085
OK Devl Finance Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	257,305
OK Capital Impvt Auth. (Supreme Court Proj) 4.500% 07/01/26	500,000	520,695
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	106,133
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	105,371
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	212,344
OK State Student Loan Auth 6.350% 09/01/25	280,000	307,885
*OK State Student Loan Auth 5.625% 06/01/31	330,000	332,171
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	257,962
Rogers Cnty Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	515,325
Tulsa Airport Improvement Rev 5.000% 06/01/23	420,000	415,006
Tulsa Airport Improvement Rev 5.000% 06/01/24	230,000	223,390
Tulsa Airport Improvement Rev 5.250% 06/01/25	245,000	241,136
Tulsa Airport Improvement Rev 5.250% 06/01/26	360,000	350,381
Tulsa Oklahoma Pub Facs Auth 4.750% 11/15/37	500,000	490,250
		6,330,837
Prerefunded (0.0%)
OK Transportation Auth Turnpike Sys Rev - Prerefunded 5.000% 01/01/21	10,000	10,544

Transportation (5.2%)
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/19	250,000	278,080
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/21	250,000	271,905
OK Capital Impvt Auth (State Highway ) Rev 5.000% 06/01/14	250,000	281,100
OK Transportation Auth Turnpike Sys Rev Unrefunded 5.000% 01/01/21	90,000	92,588
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,532
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	131,532
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	504,670
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	252,385
		1,943,792
Utilities (26.4%)
*Drumright, OK Utility Sys Rev 4.750% 02/01/36	950,000	955,301
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	162,376
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	263,380
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	207,938
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	522,760
McAlester, OK Public Works Auth 5.100% 02/01/30	100,000	103,443
Midwest City, OK Capital Impvt. 5.375% 09/01/24	500,000	512,750
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 5.000% 07/01/29	425,000	445,068
Oklahoma City, OK Water Utility Rev 5.000% 07/01/34	250,000	257,552
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 4.000% 07/01/34	250,000	247,960
*OK Municipal Power Auth Rev 5.750% 01/01/24	2,230,000	2,562,850
*OK Municipal Power Auth Power Supply Rev 4.500% 01/01/2047	600,000	575,166
*OK State Water (Loan Program) Rev 5.100% 09/01/16	40,000	40,006
Okmulgee Public Works Auth Capital Improvement Rev 5.125% 08/01/30	750,000	784,478
Okmulgee Public Works Auth Capital Improvement Rev 4.800% 10/01/27	500,000	525,305
Puerto Rico Electric Power Auth Power Rev 5.25% 07/01/26	500,000	532,595
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 1/1/28	100,000	101,093
Sapulpa Municipal Authority Utility Rev 5.125% 01/01/32	250,000	254,518
Tulsa Metropolitan Util Auth. Utility Rev 4.250% 05/01/26	100,000	103,796
Tulsa Metropolitan Util Auth Utility Rev 4.500% 05/01/27	610,000	634,199
		9,792,534

TOTAL MUNICIPAL BONDS (COST: $34,167,903)		$34,884,783

SHORT-TERM SECURITIES (8.0%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (COST: $2,950,449)	2,950,449	$2,950,449

TOTAL INVESTMENTS IN SECURITIES (COST: $37,118,352) (102.1%)		$37,835,232
OTHER ASSETS LESS LIABILITIES (-2.1%)		(764,503)

NET ASSETS (100.0%)		$37,070,729

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of October 29, 2010, the Fund had four when-issued purchases:
420,000 of Tulsa Airport Improvement Rev 5.000% 06/01/23
230,000 of Tulsa Airport Improvement Rev 5.000% 06/01/24
245,000 of Tulsa Airport Improvement Rev 5.250% 06/01/25
360,000 of Tulsa Airport Improvement Rev 5.250% 06/01/26

Maine Municipal Fund
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (96.5%)

Education (14.3%)
Maine Educational Loan Auth Student Loan Rev 5.875% 12/01/39	195,000	$209,875
Maine Educational Loan Auth 4.450% 12/1/25	100,000	101,319
Maine Health & Higher Educ Facs Ser A-Bowdoin College 5.125% 07/01/39	715,000	760,117
Maine Health & Higher Edl Facs Auth. Rev 5.000% 07/01/32	30,000	30,563
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 07/01/23	135,000	146,362
University of Maine System Rev 4.625% 03/01/29	100,000	101,631
University of Maine System Rev 4.750% 03/01/37	550,000	561,836
Univ of Puerto Rico 5.000% 06/01/17	500,000	530,085
		2,441,788
General Obligation (27.6%)
Bangor, ME 4.000% 09/01/24	155,000	164,594
Brewer, ME GO 4.600% 11/01/17	210,000	218,064
Gorham, ME Unlimited Tax G.O. 4.300% 02/01/23	155,000	165,614
Gorham, ME Unlimited Tax G.O. 4.350% 02/01/24	155,000	165,521
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	297,623
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	295,386
Lewiston, ME G.O. 5.000% 04/01/22	500,000	531,265
Lewiston, ME G.O. 5.000% 04/01/24	250,000	266,290
Lewiston, ME G.O. 4.500% 01/15/25	200,000	209,702
Maine State (Highway) 5.000% 06/15/11	200,000	205,788
Portland, ME 4.250% 05/01/29	250,000	262,742
City of Portland, ME 4.125% 10/01/29	100,000	103,327
Saco, ME G.O. 4.000% 04/01/28	100,000	101,937
Scarborough, ME G.O. 4.400% 11/01/31	250,000	255,145
Scarborough, ME G.O. 4.400% 11/01/32	480,000	489,058
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	262,020
Westbrook, ME G.O. 4.250% 10/15/20	180,000	190,597
*Yarmouth, ME 5.000% 11/15/19	500,000	534,820
		4,719,493
Health Care (13.7%)
Maine Health & Higher Educ Facs Auth 6.000% 10/01/13	195,000	218,474
Maine Health & Higher Educ Facs Rev 5.000% 07/01/22	250,000	272,743
Maine Health & Higher Educ Auth (Maine Maritime Academy) 5.000% 07/01/25	340,000	357,252
*Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/39	510,000	520,516
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/20	250,000	286,773
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/40	250,000	254,460
Maine Health & Higher Educ Facs Rev 4.500% 07/01/31	200,000	201806
Maine Health & Higher Educ Facs Rev 5.250% 07/01/23	200,000	223,154
		2,335,178
Housing (5.0%)
Maine State Hsg Auth 5.000% 11/15/29	350,000	360,409
Maine State Hsg Auth 4.700% 11/15/27	250,000	251,492
Maine State Hsg Auth 5.150% 11/15/32	250,000	248,055
		859,956
Other Revenue (7.6%)
Maine Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	131,396
Maine Municipal Bond Bank (Sewer & Water) Rev 4.900% 11/01/24	100,000	105,775
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 06/01/18	710,000	852,611
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	206,106
		1,295,888
Transportation (17.0%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 09/01/24	1,000,000	1,133,150
Maine State Turnpike Auth 5.000% 07/01/33	450,000	460,467
Maine ST Turnpike Auth Rev 5.125% 07/01/30	500,000	517,610
Portland, ME Airport Rev 5.000% 07/01/32	500,000	517,695
Portland, ME Airport Rev 5.250% 01/01/35	250,000	264,392
		2,893,314
Utilities (11.3%)
Kennebunk, ME Power & Light Dist. 5.000% 08/01/22	500,000	545,985
Portland, ME Water District Rev 4.250% 11/01/27	500,000	517,755
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	100,000	102,642
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	250,000	266,297
Virgin Islands Water & Power Auth Elec Syst Rev 5.300% 07/01/21	500,000	500,325
		1,933,004

TOTAL MUNICIPAL BONDS (COST: $15,794,298)		$16,478,621

SHORT-TERM SECURITIES (2.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (COST: $417,924)	417,924	$417,924

TOTAL INVESTMENTS IN SECURITIES (COST: $16,212,222) (99.0%)		$16,896,545
OTHER ASSETS LESS LIABILITIES (1.0%)		178,752

NET ASSETS (100.0%)		$17,075,297

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 29, 2010
	Principal Amount	Fair Value
MUNICIPAL BONDS (94.8%)

Education (6.6%)
New Hampshire Hlth & Educ Facs Auth (Univ Sys of NH) 5.500% 07/01/13	95,000	$99,421
Univ of Puerto Rico 5.000% 06/01/17	150,000	159,025
		258,446
General Obligation (42.0%)
Concord, NH G.O. 4.600% 10/15/14	100,000	104,046
*Derry, NH 4.800% 02/01/18	115,000	118,083
Gorham, NH G.O. 4.850% 04/01/14	65,000	65,329
*Hampton, NH G.O. 4.000% 12/15/20	200,000	207,856
Hillsborough, NH G.O. 4.000% 11/01/20	100,000	105,947
Hillsborough, NH G.O. 4.000% 11/01/21	100,000	104,827
Merrimack Cty., NH G.O. 4.250% 12/01/19	100,000	111,668
Merrimack Cty., NH G.O. 4.500% 12/01/27	100,000	106,894
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/25	175,000	186,704
New Hampshire State Capital Improvement G.O. 4.750% 03/01/27	100,000	108,922
Portsmouth, NH G.O. 4.000% 08/01/19	100,000	107,210
*Rochester, NH G.O. 4.750% 07/15/20	300,000	322,713
		1,650,199
Health Care (16.2%)
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.200% 10/01/11	60,000	62,042
*New Hampshire Hlth & Educ Facs Auth (Exeter) 5.500% 10/01/15	120,000	124,541
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.625% 10/01/16	20,000	20,796
New Hampshire Health & Educ Conway Hosp 5.250% 06/01/16	100,000	106,055
New Hampshire Health & Educ Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	104,214
NH Health & Educ Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	118,962
New Hampshire Health & Educ Concord Hosp 5.875% 10/01/16	100,000	100,034
		636,644
Housing (8.9%)
New Hampshire State Hsg Single Fam Rev 4.900% 07/01/25	100,000	100,140
New Hampshire State Hsg Finance Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	99,697
*New Hampshire State Hsg Finance Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	151,209
		351,046
Other Revenue (7.7%)
New Hampshire St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	147,791
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	150,000	155,526
		303,317
Transportation (2.7%)
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	104,821

Utilities (10.7%)
Manchester, NH Water Rev 5.000% 12/01/28	100,000	103,856
*Manchester, NH Water Works Rev 5.000% 12/01/34	250,000	257,968
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	55,000	56,453
		418,277

TOTAL MUNICIPAL BONDS (COST: $3,577,177)		$3,722,750

SHORT-TERM SECURITIES (4.1%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.119% (Cost: $161,856)	161,856	$161,856

TOTAL INVESTMENTS IN SECURITIES (COST: $3,739,033) (98.9%)		$3,884,606
OTHER ASSETS MINUS LIABILITIES (1.1%)		43,665

NET ASSETS (100.0%)		$3,928,271

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES
At October 29, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$47,033,336	$21,560,599	$33,690,059	$37,118,352	$16,212,222	$3,739,033
Unrealized appreciation	$1,675,313	$816,964	$956,691	$991,728	$705,696	$150,213
Unrealized depreciation	$50,293	$67,063	$66,638	$274,848	$21,373	$4,640
Net unrealized appreciation (depreciation)*	$1,625,020	$749,901	$890,053	$716,880	$684,323	$145,573

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of October 29, 2010:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,271,714	$0	$0	$2,271,714
Municipal Bonds	0	46,386,642	0	46,386,642
Total	$2,271,714	$46,386,642	$0	$48,658,356

Kansas Insured Intermediate Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$978,095	$0	$0	$978,095
Municipal Bonds	0	21,332,405	0	21,332,405
Total	$978,095	$21,332,405	$0	$22,310,500

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$320,276	$0	$0	$320,276
Municipal Bonds	0	34,259,836	0	34,259,836
Total	$320,276	$34,259,836	$0	$34,580,112

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,950,449	$0	$0	$2,950,449
Municipal Bonds	0	34,884,783	0	34,884,783
Total	$2,950,449	$34,884,783	$0	$37,835,232

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$417,924	$0	$0	$417,924
Municipal Bonds	0	16,478,621	0	16,478,621
Total	$417,924	$16,478,621	$0	$16,896,545

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$161,856	$0	$0	$161,856
Municipal Bonds	0	3,722,750	0	3,722,750
Total	$161,856	$3,722,750	$0	$3,884,606

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

December 23, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

December 23, 2010